RECOVERABLE TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Recoverable Taxes
Schedule of classification of recoverable taxes

	2024	2023
Exclusion of ICMS from PIS/COFINS (i)	6,790.1	6,490.4
PIS/COFINS	148.1	2.1
ICMS	378.2	436.5
Income tax and social contributions	2,922.6	4,087.0
Other	265.0	309.1
Non-current	10,504.0	11,325.1

Exclusion of ICMS from PIS/COFINS (i)	307.7	219.0
PIS/COFINS	134.6	170.4
ICMS	359.9	426.9
IPI	119.6	112.5
Income tax and social contributions	2,582.1	2,436.6
Other	78.4	70.3
Current	3,582.3	3,435.7

Total	14,086.3	14,760.8

(i)	Over the past few years, as previously disclosed, the Company has recognized in its results PIS/COFINS credits arising from the exclusion of ICMS, including in the form of tax substitutions, from the calculation bases of these contributions. These tax credits are recorded against the recoverable taxes in the balance sheet, in the PIS/COFINS – ICMS exclusion line, as shown in the table above. The amounts that have not yet been offset substantially refer to tax credits from Regime Especial de Tributação de Bebidas Frias (“REFRI”), for the period from 2009 to 2015, in relation to which a lawsuit is currently in the expert examination phase.